Business combinations (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Cash Flow on Acquisitions
All figures in £ millions	2018	2017	2016
Cash flow on acquisitions
Deferred payments for prior year acquisitions and other items	(5)	(11)	(7)
Cash – current year acquisitions	—	—	(7)
Acquisition costs and other acquisition liabilities paid	—	—	(1)

Net cash outflow	(5)	(11)	(15)